Loans, Impaired Loans and Allowance for Credit Losses - Summary of Purchased Credit Impaired Loans (Detail) - CAD ($) $ in Millions		Jul. 31, 2026	Apr. 30, 2026	Oct. 31, 2025	Jul. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Allowance		$ (7,532)		$ (7,639)	$ (7,371)	$ (6,723)
Loans acquired in business combination [member]
Disclosure of detailed information about financial instruments [line items]
Unpaid principal balance	[1]	206	$ 204	224
Credit-related fair value adjustments		(19)	(19)	(24)
Carrying value		187	185	200
Carrying value net of related allowance		187	185	199
Loans acquired in business combination [member] | Stage 3 [member]
Disclosure of detailed information about financial instruments [line items]
Allowance		$ 0	$ 0	$ (1)

[1]	Represents principal amount owed net of write-offs.